Accounts receivable, net - Schedule of accounts receivable, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 93,617,307		¥ 118,055,506
Less: allowance for credit loss	(20,164,070)		(8,875,133)	¥ (13,845,960)	¥ (12,573,550)
Accounts receivable, net	¥ 73,453,237	$ 10,345,672	¥ 109,180,373	¥ 191,388,528